Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,066
Ending balance	3,261	$ 4,066
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,403	3,356
Additions	577	3,430
Transfers		0
Disposals and scrapping		(296)
Exchange difference	(495)	(87)
Ending balance	6,485	6,403
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,337)	(1,727)
Disposals and scrapping		296
Exchange difference	130	14
Depreciation charge	(1,017)	(920)
Ending balance	(3,224)	(2,337)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,850
Ending balance	1,469	1,850
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,249	746
Additions	21	1,761
Transfers		67
Disposals and scrapping		(272)
Exchange difference	(188)	(53)
Ending balance	2,082	2,249
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(399)	(362)
Disposals and scrapping		272
Exchange difference	12	3
Depreciation charge	(226)	(312)
Ending balance	(613)	(399)
Laboratory equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,392
Ending balance	1,356	1,392
Laboratory equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,228	1,002
Additions	555	1,250
Transfers		0
Disposals and scrapping		0
Exchange difference	(251)	(24)
Ending balance	2,532	2,228
Laboratory equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(836)	(594)
Disposals and scrapping		0
Exchange difference	96	9
Depreciation charge	(436)	(251)
Ending balance	(1,176)	(836)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	415
Ending balance	259	415
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	945	671
Additions	1	308
Transfers		0
Disposals and scrapping		(24)
Exchange difference	(54)	(10)
Ending balance	892	945
Office equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(530)	(457)
Disposals and scrapping		24
Exchange difference	21	2
Depreciation charge	(124)	(99)
Ending balance	(633)	(530)
Hardware
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	409
Ending balance	177	409
Hardware | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	981	870
Additions	0	111
Transfers		0
Disposals and scrapping		0
Exchange difference	(2)	0
Ending balance	979	981
Hardware | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(572)	(314)
Disposals and scrapping		0
Exchange difference	1	0
Depreciation charge	(231)	(258)
Ending balance	(802)	(572)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance	0	0
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	67
Additions	0	0
Transfers		(67)
Disposals and scrapping		0
Exchange difference	0	0
Ending balance	0	0
Construction in progress | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals and scrapping		0
Exchange difference	0	0
Depreciation charge	0	0
Ending balance	$ 0	$ 0